Property, plant and equipment - Additional Information (Detail) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Acquired assets	€ 79,004	€ 164,620